Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Purisima All-Purpose Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Purisima All-Purpose Fund (the “Fund”) seeks positive total returns over the long-term regardless of market conditions in the U.S. and foreign equity markets.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2024-11-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total Annual Fund Operating Expenses" in the table above do not correlate to the "Ratio of expenses to average net assets: Before fees waived" in the Financial Highlights section of this Prospectus, which does not include the Fund's acquired fund fees and expenses ("AFFE").
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs could be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund anticipates most of the time it will maintain a flexible strategy ranging from defensive to exposure to global equity markets. A defensive strategy is intended to reduce losses from declines in certain markets or even to profit from those market declines. In pursuing either strategy as a non-diversified fund, the Fund may hold domestic and/or foreign (including emerging markets) securities and other instruments that may include derivatives (including futures, options on futures, swaps and exchange-traded notes), money market instruments, common stocks (including small-capitalization stocks) and other equity-like securities (including preferred stock, warrants, rights, and depositary receipts), fixed-income securities (including U.S. Government obligations, sovereign and high-yield debt), shares of other mutual funds and exchange-traded funds. The Fund may also sell securities short. The Fund’s investments in different types of securities may vary significantly based on current or anticipated market conditions.

Note:  As of the date of this Prospectus, 100% of the Fund’s assets are invested in money market instruments and U.S. Government obligations and have been so invested since the Fund’s inception in November 2005.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of any investment in the Fund will change with market conditions, and investors may lose money.  The Fund is not appropriate for all investors, and is not meant to be a complete investment program.  Market conditions can cause securities to lose money rapidly and unpredictably.

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General Market Risk. General market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.  General market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

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Derivatives Risks.  The Fund may make use of futures, options, swaps and exchange-traded notes, which are derivatives and employ specialized trading techniques such as options trading to increase its exposure to certain selected securities.  Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk, counterparty risk and management risk.  They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.  The Fund predominantly employs these techniques as hedging tools but may on occasion use these techniques speculatively to enhance returns.  These techniques are riskier than many investment strategies and may result in greater volatility for the Fund.  Derivative risks include the risk that losses could be greater than the amount invested.

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Trading Halt Risks.  Certain major exchanges on which options and futures contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day.  If an option or futures contract’s price declines more than the established limits, trading on the exchange is halted on that instrument.  If a trading halt occurs before the close of a trading day, the Fund may not be able to purchase or sell options or futures contracts.  In such an event, the Fund also may be required to use a “fair-value” method to price its outstanding contracts.

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Non-Diversification Risks.  Because the Fund is non-diversified, it may invest in the securities of a limited number of issuers.  To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

•	Allocation Risks. The Adviser may allocate the Fund’s assets in ways that will not perform as well as the general market.

•
Stock Risks.  Because stocks are generally more volatile than fixed-income securities, the risk of losses is often higher for funds holding stocks than for those investing only in fixed-income securities.  Recently, the financial markets have experienced a period of extreme stress, which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual stocks.  In some cases, the prices of stocks of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial conditions or prospects of that company.  These market conditions add significantly to the risk of short-term volatility of a fund.

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Fixed-Income Securities Risks. The Fund may purchase investment grade and high yield debt securities.  Investment grade securities are those securities that at the time of purchase are rated within the four highest rating categories by Moody’s Investors Service, Inc. (“Moody’s”) (Baa or higher), Standard & Poor’s Corporation (“S&P”) (BBB or higher), (or other nationally recognized securities ratings organizations) or securities that are unrated but deemed by the Adviser to be comparable in quality to instruments that are so rated.  Obligations rated in the lowest of the top four ratings, though considered investment grade, are considered to have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher rated securities.  Subsequent to its purchase by the Fund, a rated security may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by the Fund.  The Adviser will consider such an event in determining whether the Fund should continue to hold the security, but such an event will not require the Fund to dispose of the security.

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Large Company Risks.  Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

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Smaller Capitalization Companies Risks.  The Fund may invest a substantial portion of its assets in companies with modest capitalization, as well as start-up companies.  While the Adviser believes that small and medium-sized companies as well as start-up companies can at times provide greater growth potential than larger, more mature companies, investing the securities of these companies also involves greater risk, potential price volatility and cost.  These companies often involve higher risks because they lack the management experience, financial resources, product diversification, markets, distribution channels and competitive strengths of larger companies.  In addition, in many instances, the frequency and volume of their trading is substantially less than are typical of larger companies.  Therefore, the securities of smaller companies as well as start-up companies may be subject to wider price fluctuations.  Trading in securities of these companies tends to be more costly compared to larger companies.  As a result, the Fund could incur a loss even if it sells such a security shortly after its acquisition.  When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of smaller company securities.

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Exchange-Traded Fund (“ETF”) Risks.   ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses.  In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held.  Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.

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Leverage Risks.  This is the risk that leverage may cause the effect of an increase or decrease in the value of the Fund’s portfolio securities to be magnified and the value of shares of the Fund to be more volatile than if leverage was not used.  Leverage may result from certain transactions, including the use of derivatives and borrowing.

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Foreign Investing Risks.  The Fund may purchase foreign securities, including equity-like securities and fixed-income securities.  These securities may involve additional risks, including the possibility that political, economic or social instability in the foreign country in which a security is issued might significantly lower its valuation.  Foreign issuers are not subject to the same reporting and regulatory requirements found in the United States.  Also, changes in the value of foreign currencies versus the U.S. dollar can affect the value of the Fund’s foreign investments.  For example, a decline in the value of a foreign currency will reduce the value of foreign investments denominated in that currency.

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High Portfolio Turnover Risks.  The Adviser may use the Fund as a vehicle to help manage the investments of the Adviser’s separate account and other clients.  Because the Adviser may cause large investments to be made in and out of the Fund relative to its size during such periods, the Fund’s assets could vary significantly from time to time.  These changes in asset size could cause the Fund to incur relatively high transaction costs in managing its portfolio investments, such as increased brokerage commissions.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of any investment in the Fund will change with market conditions, and investors may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified, it may invest in the securities of a limited number of issuers. To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information indicates some of the risks of investing in the Fund.  The bar chart shows how the Fund’s total return has varied from year to year since its inception.  The table shows how the Fund’s average annual returns for 1 year, 5 years, and since its inception compare with those of a broad-based market index.  Of course, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	The Purisima All-Purpose Fund (as of December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The Fund’s year-to-date return as of September 30, 2014 was -1.05%.

The Purisima All-Purpose Fund’s highest & lowest quarterly returns:
Highest	1.97%	Quarter ended 6/30/2006
Lowest	-0.43%	Quarter ended 6/30/2013

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.05%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.43%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to those who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to those who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).  The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2013)
Merrill Lynch U.S. Treasury Bills 0-3 Months Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Merrill Lynch U.S. Treasury Bills 0-3 Months Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.12%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.59%
The Purisima All-Purpose Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	317.37%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	318.40%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(316.90%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	156
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	483
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	834
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,824
Annual Return 2006	rr_AnnualReturn2006	7.47%
Annual Return 2007	rr_AnnualReturn2007	6.77%
Annual Return 2008	rr_AnnualReturn2008	4.04%
Annual Return 2009	rr_AnnualReturn2009	0.82%
Annual Return 2010	rr_AnnualReturn2010	(1.00%)
Annual Return 2011	rr_AnnualReturn2011	(1.41%)
Annual Return 2012	rr_AnnualReturn2012	(1.43%)
Annual Return 2013	rr_AnnualReturn2013	(1.25%)
Label	rr_AverageAnnualReturnLabel	Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.25%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.86%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.72%
The Purisima All-Purpose Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.25%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.95%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.91%
The Purisima All-Purpose Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of Fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.71%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.68%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.06%

[1]	As of January 20, 2015, Fisher Asset Management, LLC (the "Adviser"), doing business as Fisher Investments, has voluntarily agreed to waive the management fee for this Fund because a substantial portion of the assets invested in the Fund is expected to be from client accounts separately managed by the Adviser.
[2]	The "Total Annual Fund Operating Expenses" in the table above do not correlate to the "Ratio of expenses to average net assets: Before fees waived" in the Financial Highlights section of this Prospectus, which does not include the Fund's acquired fund fees and expenses ("AFFE").
[3]	The Adviser is contractually obligated to limit the Fund's total annual operating expenses to 1.50% of the Fund's average daily net assets through November 30, 2024 (excluding taxes, interests, brokerage commissions, AFFE and extraordinary expenses). The Board of Trustees of The Purisima Funds (the "Trust") can terminate this contract at any time upon 60 days' written notice to the Adviser. Additionally, the Adviser may decline to renew this contract by written notice to the Trust at least 30 days before its annual renewal date. Pursuant to this contract, the Adviser may request recoupment for management fee waivers and/or Fund expense payments made during the most recent three fiscal years.